FAIR VALUE MEASUREMENTS (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets, Fair Value Disclosure, Nonrecurring	$ 12,537	$ 10,937	$ 16,384
Impaired Loans [Member]
Assets, Fair Value Disclosure, Nonrecurring	10,373	8,104	13,353
Foreclosed Real Estate [Member]
Assets, Fair Value Disclosure, Nonrecurring	2,164	2,833	3,031
Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0	0
Fair Value, Inputs, Level 1 [Member] | Impaired Loans [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0	0
Fair Value, Inputs, Level 1 [Member] | Foreclosed Real Estate [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0	0
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0	0
Fair Value, Inputs, Level 2 [Member] | Impaired Loans [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0	0
Fair Value, Inputs, Level 2 [Member] | Foreclosed Real Estate [Member]
Assets, Fair Value Disclosure, Nonrecurring	0	0	0
Fair Value, Inputs, Level 3 [Member]
Assets, Fair Value Disclosure, Nonrecurring	12,537	10,937	16,384
Fair Value, Inputs, Level 3 [Member] | Impaired Loans [Member]
Assets, Fair Value Disclosure, Nonrecurring	10,373	8,104	13,353
Fair Value, Inputs, Level 3 [Member] | Foreclosed Real Estate [Member]
Assets, Fair Value Disclosure, Nonrecurring	$ 2,164	$ 2,833	$ 3,031